CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Profit for the period	£ 46,747	£ 35,951
Income tax charge	12,092	8,047
Non-cash adjustments	24,974	32,970
Tax paid	(10,047)	(5,701)
Net changes in working capital	(7,635)	(16,396)
Net cash from operating activities	66,131	54,871
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(7,591)	(7,398)
Proceeds from disposal of non-current assets	16	171
Payment for acquisition of subsidiary, net of cash acquired	(32,397)	(611)
Interest received	797	20
Net cash used in investing activities	(39,175)	(7,818)
FINANCING ACTIVITIES
Proceeds from sublease	237	277
Repayment of lease liabilities	(6,491)	(7,123)
Interest paid	(423)	(475)
Grant received	220	43
Issue of shares	2,266	4,299
Net cash used in financing activities	(4,191)	(2,979)
Net change in cash and cash equivalents	22,765	44,074
Cash and cash equivalents at the beginning of the period	162,806	69,884
Exchange differences on cash and cash equivalents	(248)	218
Cash and cash equivalents at the end of the period	£ 185,323	£ 114,176